DIRECT OPERATING COSTS	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
DIRECT OPERATING COSTS

8. DIRECT OPERATING COSTS

Brookfield Renewable’s direct operating costs for the year ended December 31 are comprised of the following:

(MILLIONS)	Notes	2017	2016	2015
Operations, maintenance and administration		$567	$553	$396
Water royalties, property taxes and other		161	149	119
Fuel and power purchases(1)		226	313	15
Energy marketing fees	27	24	23	22
		$978	$1,038	$552
[1]

[1]	F uel and power purchase s are primarily attributable to our portfolio in Colombia.